Prepayments, Deposits and Other Assets, Net (Details)		Jan. 05, 2023 USD ($)	Jan. 05, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Prepayments, Deposits and Other Assets, Net [Line Items]
debt extinguish		$ 59,651,975	¥ 411,157,212
Antique art pieces	[1]			$ 36,970,600	$ 36,970,600

[1]	On January 5, 2023, the Group received 20 antique art pieces to settle $59,651,975 (RMB411,157,212) from a debt extinguish agreement. On May 1, 2024, the Group settled 7 antique art pieces as a purchase consideration to acquire Hongchuangxin. The fair value of the remaining antique art pieces was $36,970,600 as of June 30, 2025.